Selling and marketing expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs			$ (146,449)	$ (266,804)	$ (164,929)
Employee benefits expense			(35,282)	(13,985)	(1,276)
Employee benefits expenses			(6,225)	(3,261)	(827)
Selling and marketing expenses	$ (129,135)	$ (91,289)	$ (152,674)	$ (270,065)	$ (165,756)
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs	(125,289)	(88,289)
Employee benefits expense	(3,846)	(3,000)
Selling and marketing expenses	$ (129,135)	$ (91,289)